Acquisition - Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Apr. 17, 2015
Business Acquisition [Line Items]
Goodwill	$ 633	$ 633
Accountable Health Solutions, Inc Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Accounts receivable, net of allowance of $2			$ 918
Inventory and other current assets			117
Fixed assets			123
Goodwill			633
Accounts payable and accrued expenses			(743)
Deferred revenue			(296)
Purchase Price			7,000
Accounts receivable, allowance			2
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Portal [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets			4,151
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets			$ 2,097